Balances and Transactions with Related Parties - Information about Related Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SE [Member] | GasAr Plan [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	$ 41	$ 20	$ 23
Income / (Costs)	148	150	195
SE [Member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	1	6	2
Income / (Costs)	6	6	6
SE [Member] | Recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			0
SE [Member] | Natural Gas Piping Distribution Service Licensed Companies benefit of Metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	4	5	4
Income / (Costs)	10	10	7
SE [Member] | Compensation to Decree No.1,053/2018 [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	5	7	8
Secretary of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	4	0	2
Income / (Costs)	0	3	25
ARCA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		0	20
Income / (Costs)		0	83
Secretary of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)			0
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	87	80	59
Income / (Costs)	429	443	374
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(1)	(2)	(3)
Income / (Costs)	(16)	(46)	(49)
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	127	67	25
Income / (Costs)	294	223	141
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(33)	(68)	(62)
Income / (Costs)	(40)	(63)	(52)
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	33	27	43
Income / (Costs)	$ 297	319	383
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)		0	(1)
Agua y Saneamientos Argentinos S.A. [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		$ 0	$ 2